ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Potential Dilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dilutive securities included the diluted earnings per share (in shares)	182
Antidilutive securities excluded from earnings per share computation (in shares)		1,596
Outstanding stock options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dilutive securities included the diluted earnings per share (in shares)	182
Antidilutive securities excluded from earnings per share computation (in shares)		1,584
Warrants to purchase common stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)		12